Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of fees charged by managers	The Fees charged by our Managers comprised the following:

	Year Ended December 31,
	2020	2021	2022
Ship Management Fees	$18,884	$19,221	$17,723
Supervision Fees	275	550	1,100
Commissions	330	1,689	1,870